ING INVESTORS TRUST

ING Legg Mason Value Portfolio (“Portfolio”)

Supplement dated December 23, 2008

to the Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”) Prospectus,

Service Class (“Class S”) Prospectus and Service 2 Class Prospectus

(each a “Prospectus” and collectively the “Prospectuses”)

each dated April 28, 2008

In conjunction with pending merger and reorganization of ING Legg Mason Value Portfolio with ING VP Growth and Income Portfolio expected to take place during the third quarter of 2009, the Portfolio’s Board of Trustees has approved lowering the Portfolio’s expense limits, effective December 1, 2008.

The Prospectuses are hereby revised as follows:

ADV Class Prospectus

1.               Footnote (4) to the table entitled “ADV Class Shares - Annual Portfolio Operating Expenses” found on page 89 of the ADV Class Prospectus is revised to add the following:

(4)                      Pursuant to a side agreement effective December 1, 2008, DSL has effected an expense limit for ING Legg Mason Value Portfolio, lowering the total operating expense for ADV Class shares to 1.20%.  This waiver will be effective until the earlier of either: (i) the merger of the Portfolio with and into ING VP Growth and Income Portfolio, a series of ING Variable Funds; or (ii) such date as all votes with respect to the merger has been cast and the merger has not been affirmatively approved.

Class I Prospectus

1.               Footnote (3) to the table entitled “Class I Shares - Annual Portfolio Operating Expenses” found on page 95 of the Class I Prospectus is revised to add the following:

(3)                      Pursuant to a side agreement effective December 1, 2008, DSL has effected an expense limit for ING Legg Mason Value Portfolio, lowering the total operating expense for Class I shares to 0.60%.  This waiver will be effective until the earlier of either: (i) the merger of the Portfolio with and into ING VP Growth and Income Portfolio, a series of ING Variable Funds; or (ii) such date as all votes with respect to the merger has been cast and the merger has not been affirmatively approved.

Class S Prospectus

1.               Footnote (3) to the table entitled “Class S Shares - Annual Portfolio Operating Expenses” found on page 94 of the Class S Prospectus is revised to add the following:

(3)                      Pursuant to a side agreement effective December 1, 2008, DSL has effected an expense limit for ING Legg Mason Value Portfolio, lowering the total operating expense for Class S shares to 0.85%.  This waiver will be effective until the earlier of either: (i) the merger of the Portfolio with and into ING VP Growth and Income Portfolio, a series of ING Variable Funds; or (ii) such date as all votes with respect to the merger has been cast and the merger has not been affirmatively approved.

Service 2 Class Prospectus

1.               Footnote (4) to the table entitled “Service 2 Class Shares - Annual Portfolio Operating Expenses” found on page 95 of the Service 2 Class Prospectus is revised to add the following:

(4)                      Pursuant to a side agreement effective December 1, 2008, DSL has effected an expense limit for ING Legg Mason Value Portfolio, lowering the total operating expense for Service 2 Class shares to 1.00%.  This waiver will be effective until the earlier of either: (i) the merger of the Portfolio with and into ING VP Growth and Income Portfolio, a series of ING Variable Funds; or (ii) such date as all votes with respect to the merger has been cast and the merger has not been affirmatively approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Legg Mason Value Portfolio (“Portfolio”)

Supplement dated December 23, 2008

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class Statement of Additional Information (“SAI”)

dated April 28, 2008

In conjunction with pending merger and reorganization of ING Legg Mason Value Portfolio with ING VP Growth and Income Portfolio expected to take place during the third quarter of 2009, the Portfolio’s Board of Trustees has approved lowering the Portfolio’s expense limits, effective December 1, 2008.

The SAI is hereby revised as follows:

The paragraph following the table in the section entitled “Expense Limitation Agreement” found on page 231 of the SAI is revised to add the following:

(1)                                  Pursuant to a side agreement effective December 1, 2008, DSL has effected an expense limit for ING Legg Mason Value Portfolio, lowering the total operating expense to 1.20% for ADV Class shares, to 0.60% for Class I shares, to 0.85% for Class S shares and to 1.00% for Service 2 Class shares.  These waivers will be effective until the earliest of either: (i) the merger of the Portfolio with and into ING VP Growth and Income Portfolio, a series of ING Variable Funds; or (ii) such date as all votes with respect to the merger has been cast and the merger has not been affirmatively approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE